Prepayments and Other Receivables - Summary of Prepayments and Other Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [Line Items]
Value added tax recoverable	¥ 188	¥ 240
Refundable advanced payment on acquisition of aircraft	538
Prepayments and other receivables	14,093	11,776
Cost [member]
Disclosure of financial assets [Line Items]
Value added tax recoverable	6,991	5,484
Value added tax refundable	800	979
Subsidy receivable	2,072	2,092
Prepaid corporate income tax	608	306
Advance to suppliers	129	222
Prepaid aircraft operating lease rentals		478
Rebate receivables on aircraft acquisitions	1,582	1,399
Amounts due from related parties (note 49(c)(i))	776	278
Deposits relating to aircraft held under leases	29	13
Other deposits	168	194
Others	663	577
Prepayments and other receivables	14,356	12,022
Impairment [member]
Disclosure of financial assets [Line Items]
Prepayments and other receivables	¥ (263)	¥ (246)